Financial Instruments (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Vessel	Dec. 31, 2011 Vessel	Dec. 31, 2013 ZIM item	Dec. 31, 2013 Non-recurring basis Total	Dec. 31, 2012 Non-recurring basis Total	Dec. 31, 2013 Non-recurring basis (Level II)	Dec. 31, 2012 Non-recurring basis (Level II)
Nonfinancial items measured at fair value on a non-recurring
Receivable from ZIM						$ 25,765	$ 34,071	$ 25,765	$ 34,071
Impairment loss	$ 19,004	$ 129,630	$ 129,630	$ 0	$ 19,004
Number of vessels whose charterparties were revised					6
Unsecured notes maturity term					9 years